Operating Segments	3 Months Ended
Mar. 31, 2023
Operating Segments [Abstract]
Operating Segments

Note 4:- Operating Segments

a.	General:

The company has two operating segments, as follows:

Proprietary Products	-	Development, manufacturing, sales and distribution of proprietary plasma-derived protein therapeutics.

Distribution	-	Distribute imported drug products in Israel, which are manufactured by third parties.

b.	Reporting on operating segments:

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended March 31, 2023
Revenues	$24,061	$6,649	$30,710
Gross profit	$10,837	$1,002	$11,839
Unallocated corporate expenses			(11,550)
Finance expenses, net			(2,085)
Income before taxes on income			$(1,796)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended March 31, 2022
Revenues	$23,011	$5,082	$28,093
Gross profit	$10,562	$740	$11,302
Unallocated corporate expenses			(11,056)
Finance expenses, net			(2,033)
Income before taxes on income			$(1,787)

b.	Reporting on operating segments:

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2022
Revenues	$102,598	$26,741	$129,339
Gross profit	$44,369	$2,334	$46,703
Unallocated corporate expenses			(42,171)
Finance expenses, net			(6,791)
Income before taxes on income			$(2,259)

c.	Reporting on operating segments by geographic region:

	Three months period ended March 31, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$16,830	$-	$16,830
Israel	994	6,649	7,643
Europe	3,334	-	3,334
Latin America	1,316	-	1,316
Asia	1,550	-	1,550
Others	38	-	38
	$24,061	$6,649	$30,710

c.	Reporting on operating segments by geographic region:

	Three months period ended March 31, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$16,951	$-	$16,951
Israel	1,627	5,082	6,709
Europe	1,052	-	1,052
Latin America	2,030	-	2,030
Asia	984	-	984
Others	367	-	367
	$23,011	$5,082	$28,093

	Year ended December 31, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$75,851	$-	$75,851
Israel	5,290	26,741	32,031
Europe	5,277	-	5,277
Latin America	11,293	-	11,293
Asia	4,581	-	4,581
Others	305	-	305
	$102,597	$26,741	$129,338